Note 7 - Investment in MHB (Details) - USD ($)			12 Months Ended
	Dec. 22, 2016	Nov. 10, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Aug. 11, 2016	May 23, 2016	Mar. 31, 2016	Jan. 14, 2016	Nov. 11, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Impairment loss on investment			$ (1,049,475)	$ (1,846,515)
Mile High Brands
Shares purchased	15,000	10,000,000
Stock price		$ 5.80								$ 5.80
Value of Original Investment		$ 2,900,000								$ 2,900,000
Investment at fair value			0	1,049,475
Impairment loss on investment			$ 1,049,475	$ 1,846,515
Equity Method Investment, Additional Information	On December 22, 2016, we entered into an amendment to share exchange agreement, under which: (a) MHB cancelled 9,985,000 MHB shares issued to us under the exchange agreement; (b) we cancelled 485,000 of our post-split shares issued to MHB under the exchange agreement; (c) the Gross Revenue Assignment between the parties was terminated and section 2.04 of the exchange agreement was deleted in its entirety; and (d) the parties confirmed that the $7,500 payment from MHB to us was for fees as originally contemplated under the exchange agreement.
Beta Killers LLC
Stock price			$ 0.22
Value of Original Investment			$ 221,000		$ 221,000
Duby Llc
Business Acquisition, Percentage of Voting Interests Acquired					108.30%
Tangiers Investment Group, LLC
Stock price							$ 1.20
Brett Harris
Stock price								$ 4.40
Convurge Llc
Stock price									$ 5.60
Loyl Me
Stock price											$ 6.44	$ 20.80	$ 29.36	$ 40.00
Common Stock
Stock price						$ 2.10
Common Stock | Mile High Brands
Shares Issued		500,000
Common Stock | Beta Killers LLC
Shares Issued			1,000,000
Warrant | Investor 4
Stock price			$ 5.40		$ 5.40
Warrant | Investor 3
Stock price			5.80		5.80
Warrant | National Concessions Group Inc
Stock price			6.40
Warrant | An investor
Stock price			6.20
Warrant | Investor 2
Stock price			$ 4.60		$ 4.60